RBC BlueBay Impact Bond Fund Investment Risks - Class Y [Member] - RBC BlueBay Impact Bond Fund	Sep. 30, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and other trade barriers, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Credit Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.
Issuer-Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.
Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.
Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Mortgage-Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.
Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
Impact Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Impact Investing Risk. The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.